Related Party Balances and Transactions - Schedule of Purchase from Related Parties (Parenthetical) (Detail) - CNY (¥) ¥ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Related Party Transaction [Line Items]
Purchase from related parties		¥ 2,910	¥ 179,055	¥ 176,674
Hunan Qindao Network Media Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Purchase from related parties	[1]	¥ 2,910	¥ 179,000	¥ 176,674

[1]	The purchases from Hunan Qindao Network Media Technology Co., Ltd. mainly represented the Revenue Sharing. The amount of RMB2,910 for the year ended December 31, 2024 represented the Revenue Sharing to Hunan Qindao Network Media Technology Co., Ltd. during the period from January 1, 2024 to January 15, 2024 before it was disposed of.